Income Taxes (Provision (Benefit) For Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Federal, current	$ 329,076	$ (66,462)	$ (258,683)
State, current	1,685	(19,297)	(22,274)
Foreign, current	2,016	8,289	15,611
Total current	332,777	(77,470)	(265,346)
Federal, deferred	55,124	138,662	115,630
State, deferred	10,400	12,223	(10,354)
Foreign, deferred	(7,473)	(12,623)	(16,730)
Total deferred	58,051	138,262	88,546
Total provision (benefit) for income taxes	$ 390,828	$ 60,792	$ (176,800)